Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payments of salaries, social security insurance		¥ 2.3
Subsequent Event [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payments of salaries, social security insurance	¥ 10.2